Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Salem Street Trust
Prospectus Date	rr_ProspectusDate	Jul. 30, 2016
05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Global Strategies Fund/Fidelity Advisor® Global Strategies Fund A, T, C, I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 31 of the prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds, but it will incur transaction costs when it buys and sells other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 31 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in securities issued throughout the world.
  Allocating the fund's assets between stocks and bonds by investing in Fidelity® funds (underlying Fidelity® funds) and non-affiliated exchange traded funds (ETFs), or through direct investments.
  Investing up to 25% of assets in commodity-related ETFs and exchange-traded notes (ETNs) and other commodities and commodity-linked investments through a wholly-owned subsidiary.
  Allocating investments across different countries and regions.
  Adjusting allocation among asset classes to take advantage of short-term market opportunities and strategic, longer-term opportunities.
  Allocating assets using a combination of economic research, quantitative analysis, fundamental research and technical analysis.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Asset Allocation Risk. If the fund's asset allocation strategy does not work as intended, the fund may not achieve its objective.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing in ETFs and ETNs. ETFs and ETNs may trade at a discount in the secondary market and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETNs are subject to the risks associated with debt securities, including counterparty risk of the issuer.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to June 1, 2011, the fund operated under certain different investment policies and compared its performance to different indexes. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.88%	June 30, 2009
Lowest Quarter Return	-18.25%	December 31, 2008
Year-to-Date Return	2.99%	June 30, 2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund | Fidelity Global Strategies Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.46%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.36%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year	rr_ExpenseExampleYear01	$ 706
3 years	rr_ExpenseExampleYear03	999
5 years	rr_ExpenseExampleYear05	1,316
10 years	rr_ExpenseExampleYear10	2,211
1 Year	rr_ExpenseExampleNoRedemptionYear01	706
3 Years	rr_ExpenseExampleNoRedemptionYear03	999
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,211
2008	rr_AnnualReturn2008	(28.59%)
2009	rr_AnnualReturn2009	28.60%
2010	rr_AnnualReturn2010	14.64%
2011	rr_AnnualReturn2011	(5.54%)
2012	rr_AnnualReturn2012	12.11%
2013	rr_AnnualReturn2013	8.72%
2014	rr_AnnualReturn2014	2.67%
2015	rr_AnnualReturn2015	(0.78%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2007
05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund | Fidelity Global Strategies Fund-Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.71%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.61%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year	rr_ExpenseExampleYear01	$ 508
3 years	rr_ExpenseExampleYear03	859
5 years	rr_ExpenseExampleYear05	1,235
10 years	rr_ExpenseExampleYear10	2,289
1 Year	rr_ExpenseExampleNoRedemptionYear01	508
3 Years	rr_ExpenseExampleNoRedemptionYear03	859
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,289
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2007
05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund | Fidelity Global Strategies Fund-Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.21%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.11%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
1 year	rr_ExpenseExampleYear01	$ 314
3 years	rr_ExpenseExampleYear03	680
5 years	rr_ExpenseExampleYear05	1,174
10 years	rr_ExpenseExampleYear10	2,535
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	680
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,174
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,535
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2007
05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund | Fidelity Global Strategies Fund-Institutional Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.21%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.11%	[3]
1 year	rr_ExpenseExampleYear01	$ 113
3 years	rr_ExpenseExampleYear03	372
5 years	rr_ExpenseExampleYear05	653
10 years	rr_ExpenseExampleYear10	1,455
1 Year	rr_ExpenseExampleNoRedemptionYear01	113
3 Years	rr_ExpenseExampleNoRedemptionYear03	372
5 Years	rr_ExpenseExampleNoRedemptionYear05	653
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,455
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2007
05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund | Return Before Taxes | Fidelity Global Strategies Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Global Strategies Fund
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(6.49%)
Past 5 years	rr_AverageAnnualReturnYear05	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[5]
05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund | Return Before Taxes | Fidelity Global Strategies Fund-Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Global Strategies Fund
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(4.40%)
Past 5 years	rr_AverageAnnualReturnYear05	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%	[5]
05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund | Return Before Taxes | Fidelity Global Strategies Fund-Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Global Strategies Fund
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(2.45%)
Past 5 years	rr_AverageAnnualReturnYear05	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%	[5]
05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund | Return Before Taxes | Fidelity Global Strategies Fund-Institutional Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Global Strategies Fund
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(0.40%)
Past 5 years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%	[5]
05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund | After Taxes on Distributions | Fidelity Global Strategies Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Global Strategies Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(7.17%)
Past 5 years	rr_AverageAnnualReturnYear05	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2007
05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund | After Taxes on Distributions and Sales | Fidelity Global Strategies Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Global Strategies Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(3.33%)
Past 5 years	rr_AverageAnnualReturnYear05	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2007
05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund | MSCI ACWI (All Country World Index) Index(reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(1.98%)
Past 5 years	rr_AverageAnnualReturnYear05	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%	[5]
05.31 Fidelity Global Strategies Fund ATCI PRO-02 | Fidelity® Global Strategies Fund | Fidelity Global Strategies Composite Index℠(reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(1.53%)
Past 5 years	rr_AverageAnnualReturnYear05	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[5]

[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through July 31, 2017.
[3]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[4]	On Class C shares redeemed less than one year after purchase.
[5]	From October 31, 2007